INCOME TAXES - Recognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Recognized deferred tax assets (liabilities)	$ (193)	$ 2,405
Property, plant and equipment
INCOME TAXES
Recognized deferred tax assets (liabilities)	(3,722)	(216)
Inventory
INCOME TAXES
Recognized deferred tax assets (liabilities)	(3,393)
Accrued liabilities
INCOME TAXES
Recognized deferred tax assets (liabilities)	1,975
Site closure provisions
INCOME TAXES
Recognized deferred tax assets (liabilities)	1,810	2,363
Long term debt
INCOME TAXES
Recognized deferred tax assets (liabilities)	(317)
Non-capital losses
INCOME TAXES
Recognized deferred tax assets (liabilities)	504	1,397
Intercompany debt
INCOME TAXES
Recognized deferred tax assets (liabilities)	(442)	(1,619)
Special Mining Duty
INCOME TAXES
Recognized deferred tax assets (liabilities)	2,972
Other
INCOME TAXES
Recognized deferred tax assets (liabilities)	$ 420	$ 480